UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  May 31, 2017

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

ACR Multi-Strategy Quality Return (MQR) Fund
Class A Shares
(Ticker Symbol: MQRAX)
Class I Shares
(Ticker Symbol: MQRIX)

ACR International Quality Return (IQR) Fund
Class A Shares
(Ticker Symbol: IQRAX)
Class I Shares
(Ticker Symbol: IQRIX)

 SEMI-ANNUAL REPORT
 May 31, 2017

ACR Funds
Each a series of Investment Managers Series Trust II

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	7
Statement of Operations	9
Statements of Changes in Net Assets	11
Financial Highlights	13
Notes to Financial Statements	17
Supplemental Information	26
Expense Examples	28

This report and the financial statements contained herein are provided for the general information of the shareholders of the ACR Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.acr-investfunds.com

ACR Multi-Strategy Quality Return (MQR) Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 54.5%
	COMMUNICATIONS – 10.2%
13,500	Level 3 Communications, Inc.*2	$803,520
78,016	Liberty Global PLC* 1	2,318,636
29,575	Liberty Global PLC LiLAC - Class C* 1,2	619,892
247,600	Vodafone Group PLC[1]	739,450
71,147	Vodafone Group PLC – ADR[2]	2,152,908
		6,634,406
	CONSUMER DISCRETIONARY – 4.7%
54,700	General Motors Co.	1,855,971
280,000	IWG PLC[1]	1,198,541
		3,054,512
	CONSUMER STAPLES – 0.3%
2,768	Danone S.A. [1]	205,742

	FINANCIALS – 8.6%
5,401	Fairfax Financial Holdings Ltd.[1,2]	2,365,638
19,911	JPMorgan Chase & Co. [2]	1,635,689
85,952	Kingstone Cos., Inc. [2]	1,259,197
35,000	MBIA, Inc.*2	286,650
		5,547,174
	HEALTH CARE – 5.6%
39,031	Express Scripts Holding Co.*2	2,332,102
7,434	Johnson & Johnson[2]	953,410
5,000	Merck & Co., Inc. [2]	325,550
		3,611,062
	INDUSTRIALS – 13.8%
210,000	Eurocell PLC[1]	710,282
242,500	Howden Joinery Group PLC	1,418,099
480,000	Senior PLC[1]	1,456,204
59,498	SPX Corp.*	1,433,307
54,573	SPX FLOW, Inc.*2	2,037,210
16,058	Sulzer A.G.	1,871,720
		8,926,822
	MATERIALS – 0.8%
108,700	Resolute Forest Products, Inc.*2	489,150

	REAL ESTATE – 3.3%
16,600	Howard Hughes Corp.*	2,127,456

	TECHNOLOGY – 7.2%
8,986	Dell Technologies, Inc. - Class V*2	623,539
48,841	Intel Corp. [2]	1,763,648

ACR Multi-Strategy Quality Return (MQR) Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY(Continued)
32,768	Microsoft Corp. [2]	$2,288,517
		4,675,704
	TOTAL COMMON STOCKS (Cost $31,261,503)	35,272,028

Principal Amount

	CORPORATE BONDS – 1.5%
	UTILITIES – 1.5%
	Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc.
$779,938	11.00%, 10/1/21*4, 5	994,421

	TOTAL CORPORATE BONDS (Cost $988,571)	994,421

Number of Shares

	SHORT-TERM INVESTMENTS – 45.9%
29,701,523	Federated Treasury Obligations Fund – Institutional Class, 0.66%[3]	29,701,523

	TOTAL SHORT-TERM INVESTMENTS (Cost $29,701,523)	29,701,523

	TOTAL INVESTMENTS – 101.9% (Cost $61,951,597)	65,967,972
	Liabilities in Excess of Other Assets – (1.9)%	(1,244,971)

	TOTAL NET ASSETS – 100.0%	$64,723,001

	SECURITIES SOLD SHORT – (8.3)%
	COMMON STOCKS – (0.9)%
(5,727)	VMware, Inc. - Class A*	(556,378)

	TOTAL COMMON STOCKS (Proceeds $420,948)	(556,378)

	EXCHANGE-TRADED FUNDS – (7.4)%
(70,578)	iShares Core S&P Small-Cap ETF	(4,822,595)

	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $3,819,953)	(4,822,595)

	TOTAL SECURITIES SOLD SHORT (Proceeds $4,240,901)	$(5,378,973)

ACR Multi-Strategy Quality Return (MQR) Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2017 (Unaudited)

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	All or a portion of this security is segregated as collateral for securities sold short.
[3]	The rate is the annualized seven-day yield at period end.
[4]	Callable.
[5]	Security is in default.

See accompanying Notes to Financial Statements.

ACR Multi-Strategy Quality Return (MQR) Fund
SUMMARY OF INVESTMENTS
As of May 31, 2017 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Industrials	13.8%
Communications	10.2%
Financials	8.6%
Technology	7.2%
Health Care	5.6%
Consumer Discretionary	4.7%
Real Estate	3.3%
Materials	0.8%
Consumer Staples	0.3%
Total Common Stocks	54.5%
Corporate Bonds	1.5%
Short-Term Investments	45.9%
Total Investments	101.9%
Liabilities in Excess of Other Assets	(1.9)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

ACR International Quality Return (IQR) Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 47.9%
	CANADA – 5.4%
1,250	Fairfax Financial Holdings Ltd. [1]	$548,422

	FRANCE – 3.8%
5,100	Danone S.A. [1]	379,076

	SWITZERLAND – 4.3%
77,000	IWG PLC[1]	329,599
900	Sulzer A.G.	104,904

		434,503

	UNITED KINGDOM – 30.7%
147,000	Eurocell PLC	497,198
78,000	Howden Joinery Group PLC	456,131
16,300	Liberty Global PLC* 1	484,436
21,600	Liberty Global PLC LiLAC - Class C* 1	452,736
185,441	Senior PLC[1]	562,583
21,600	Vodafone Group PLC - ADR	653,616

		3,106,700

	UNITED STATES – 3.7%
10,000	SPX FLOW, Inc.*	373,300

	TOTAL COMMON STOCKS (Cost $4,518,407)	4,842,001

	SHORT-TERM INVESTMENTS – 51.7%
5,230,722	Federated Treasury Obligations Fund – Institutional Class, 0.66%[2]	5,230,722

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,230,722)	5,230,722

	TOTAL INVESTMENTS – 99.6% (Cost $9,749,129)	10,072,723
	Other Assets in Excess of Liabilities – 0.4%	45,153

	TOTAL NET ASSETS – 100.0%	$10,117,876

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

 See accompanying Notes to Financial Statements.

ACR International Quality Return (IQR) Fund
SUMMARY OF INVESTMENTS
As of May 31, 2017 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Industrials	19.7%
Communications	15.7%
Financials	5.4%
Consumer Staples	3.8%
Consumer Discretionary	3.3%
Total Common Stocks	47.9%
Short-Term Investments	51.7%
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

ACR Multi-Strategy Quality Return (MQR) Fund
STATEMENT OF ASSETS AND LIABILITIES
As of May 31, 2017 (Unaudited)

Assets:
Investments, at value (cost $61,951,597)	$65,967,972
Cash deposited with broker	4,061,183
Receivables:
Fund shares sold	56,755
Dividends and interest	134,306
Prepaid expenses	23,241
Total assets	70,243,457

Liabilities:
Securities sold short, at value (proceeds $4,240,901)	5,378,973
Payables:
Fund shares redeemed	57,801
Advisory fees	31,394
Shareholder servicing fees (Note 8)	5,080
Distribution fees (Note 7)	748
Transfer agent fees and expenses	9,294
Fund administration fees	8,829
Fund accounting fees	8,388
Auditing fees	7,497
Interest on securities sold short	6,548
Custody fees	1,545
Legal fees	1,280
Trustees' fees and expenses	722
Chief Compliance Officer fees	447
Accrued other expenses	1,910
Total liabilities	5,520,456

Net Assets	$64,723,001

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$60,894,421
Accumulated net investment loss	(55,322)
Accumulated net realized gain on investments	1,005,805
Net unrealized appreciation (depreciation) on:
Investments	4,016,375
Securities sold short	(1,138,072)
Foreign currency translations	(206)
Net Assets	$64,723,001

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$3,667,444
Shares of beneficial interest issued and outstanding	347,815
Redemption price per share	10.54
Maximum sales charge (5.75% of offering price)*	0.64
Maximum offering price to public	$11.18

Class I Shares:
Net assets applicable to shares outstanding	$61,055,557
Shares of beneficial interest issued and outstanding	5,769,659
Redemption price	$10.58

*	On sales of $25,000 or more, the sales charge will be reduced and no initial sales charge is applied to purchases of $1 million or more.

See accompanying Notes to Financial Statements.

ACR International Quality Return (IQR) Fund
STATEMENT OF ASSETS AND LIABILITIES
As of May 31, 2017 (Unaudited)

Assets:
Investments, at value (cost $9,749,129)	$10,072,723
Receivables:
Fund shares sold	1,915
Dividends and interest	19,064
Due from Advisor	17,076
Prepaid expenses	29,069
Prepaid offering costs	19,439
Total assets	10,159,286

Liabilities:
Payables:
Shareholder servicing fees (Note 8)	402
Distribution fees (Note 7)	1
Fund accounting fees	7,673
Transfer agent fees and expenses	7,479
Auditing fees	6,672
Custody fees	6,122
Fund administration fees	5,757
Legal fees	2,068
Offering costs	1,062
Chief Compliance Officer fees	511
Trustees' fees and expenses	495
Accrued other expenses	3,168
Total liabilities	41,410

Net Assets	$10,117,876

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$9,754,899
Accumulated net investment income	15,771
Accumulated net realized gain on investments	23,448
Net unrealized appreciation on:
Investments	323,594
Foreign currency translations	164
Net Assets	$10,117,876

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$5,298
Shares of beneficial interest issued and outstanding	500
Redemption price per share	10.60
Maximum sales charge (5.75% of offering price)*	0.65
Maximum offering price to public	$11.25

Class I Shares:
Net assets applicable to shares outstanding	$10,112,578
Shares of beneficial interest issued and outstanding	953,575
Redemption price	$10.60

*	On sales of $25,000 or more, the sales charge will be reduced and no initial sales charge is applied to purchases of $1 million or more.

See accompanying Notes to Financial Statements.

ACR Multi-Strategy Quality Return (MQR) Fund
STATEMENT OF OPERATIONS
For the Six Months Ended May 31, 2017 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $15,433)	$305,027
Interest	67,807
Total investment income	372,834

Expenses:
Advisory fees	296,867
Interest expense	45,805
Fund administration fees	39,299
Dividends on securities sold short	34,899
Transfer agent fees and expenses	33,858
Fund accounting fees	28,920
Registration fees	17,452
Shareholder servicing fees - Class I (Note 8)	16,879
Legal fees	10,081
Shareholder reporting fees	9,623
Auditing fees	7,480
Custody fees	6,936
Miscellaneous	4,488
Trustees' fees and expenses	3,990
Distribution fees (Note 7)	3,766
Chief Compliance Officer fees	3,748
Insurance fees	1,496
Shareholder servicing fees - Class A (Note 8)	301
Total expenses	565,888
Advisory fees waived	(137,732)
Net expenses	428,156
Net investment loss	(55,322)

Realized and Unrealized Gain (Loss) on Investments, Securities Sold Short
and Foreign Currency:
Net realized gain (loss) on:
Investments	1,053,698
Foreign currency transactions	(6,274)
Net realized gain	1,047,424
Net change in unrealized appreciation/depreciation on:
Investments	1,429,687
Securities sold short	(202,144)
Foreign currency translations	2,277
Net change in unrealized appreciation/depreciation	1,229,820
Net realized and unrealized gain on investments, securities sold short
and foreign currency	2,277,244

Net Increase in Net Assets from Operations	$2,221,922

See accompanying Notes to Financial Statements.

ACR International Quality Return (IQR) Fund
STATEMENT OF OPERATIONS
For the Period December 30, 2016* through May 31, 2017 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $2,733)	$41,911
Interest	8,723
Total investment income	50,634

Expenses:
Advisory fees	30,089
Fund administration fees	22,534
Fund accounting fees	17,845
Transfer agent fees and expenses	17,804
Registration fees	15,998
Custody fees	13,613
Offering costs	13,409
Legal fees	6,736
Auditing fees	6,672
Shareholder reporting fees	2,953
Chief Compliance Officer fees	2,858
Trustees' fees and expenses	2,728
Miscellaneous	2,728
Shareholder servicing fees - Class I (Note 8)	1,769
Insurance fees	1,313
Distribution fees (Note 7)	6
Total expenses	159,055
Advisory fees waived	(30,089)
Other expenses absorbed	(94,103)
Net expenses	34,863
Net investment income	15,771

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) on:
Investments	24,476
Foreign currency transactions	(1,028)
Net realized gain	23,448
Net change in unrealized appreciation/depreciation on:
Investments	323,594
Foreign currency translations	164
Net change in unrealized appreciation/depreciation	323,758
Net realized and unrealized gain on investments and foreign currency	347,206

Net Increase in Net Assets from Operations	$362,977

*	Commencement of operations.

See accompanying Notes to Financial Statements.

ACR Multi-Strategy Quality Return (MQR) Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2017 (Unaudited)	For the Year Ended November 30, 2016
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(55,322)	$(6,016)
Net realized gain on investments and foreign currency transactions	1,047,424	771,358
Net change in unrealized appreciation/depreciation on investments, securities sold short and foreign currency translations	1,229,820	1,736,019
Net increase in net assets resulting from operations	2,221,922	2,501,361

Distributions to Shareholders:
From net realized gain:
Class A	(36,068)	(86)
Class I	(770,173)	(3,023)
Total distributions to shareholders	(806,241)	(3,109)

Capital Transactions:
Net proceeds from shares sold:
Class A	1,636,415	4,958,389
Class I	21,816,244	38,004,454
Reinvestment of distributions:
Class A	31,537	86
Class I	599,343	3,010
Cost of shares redeemed:
Class A1	(404,329)	(3,222,156)
Class I2	(12,279,034)	(8,548,865)
Net increase in net assets from capital transactions	11,400,176	31,194,918

Total increase in net assets	12,815,857	33,693,170

Net Assets:
Beginning of period	51,907,144	18,213,974
End of period	$64,723,001	$51,907,144

Accumulated net investment loss	$(55,322)	$-

Capital Share Transactions:
Shares sold:
Class A	157,027	500,273
Class I	2,084,235	3,834,193
Shares reinvested:
Class A	3,095	9
Class I	58,702	308
Shares redeemed:
Class A	(38,680)	(319,173)
Class I	(1,170,091)	(840,937)
Net increase in capital share transactions	1,094,288	3,174,673

[1]	Net of redemption fee proceeds of $705 and $1,286, respectively.
[2]	Net of redemption fee proceeds of $1,895 and $3,829, respectively.

See accompanying Notes to Financial Statements.

ACR International Quality Return (IQR) Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period December 30, 2016* through May 31, 2017 (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$15,771
Net realized income on investments and foreign currency transactions	23,448
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	323,758
Net increase in net assets resulting from operations	362,977

Capital Transactions:
Net proceeds from shares sold:
Class A	5,000
Class I	10,012,225
Cost of shares redeemed:
Class I1	(262,326)
Net increase in net assets from capital transactions	9,754,899

Total increase in net assets	10,117,876

Net Assets:
Beginning of period	-
End of period	$10,117,876

Accumulated net investment income	$15,771

Capital Share Transactions:
Shares sold:
Class A	500
Class I	978,654
Shares redeemed:
Class I	(25,079)
Net increase in capital share transactions	954,075

*	Commencement of operations.
[1]	Net of redemption fee proceeds of $17.

See accompanying Notes to Financial Statements.

ACR Multi-Strategy Quality Return (MQR) Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2017 (Unaudited)		For the Year Ended November 30, 2016		For the Period December 31, 2014* through November 30, 2015
Net asset value, beginning of period	$10.31		$9.84		$10.00
Income from Investment Operations:
Net investment loss[1]	(0.02)		(0.02)		(0.06)
Net realized and unrealized gain (loss) on investments, securities sold short
and foreign currency	0.41		0.49		(0.10)
Total from investment operations	0.39		0.47		(0.16)

Less Distributions:
From net realized gain	(0.16)		-	[2]	-
Total distributions	(0.16)		-		-

Redemption fee proceeds[1]	-	[2]	-	[2]	-

Net asset value, end of period	$10.54		$10.31		$9.84

Total return[3]	3.81%	[4]	4.79%		(1.60)%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,667		$2,333		$445

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	2.10%	[5,6]	2.25%	[6]	3.58%	[5,6]
After fees waived and expenses absorbed	1.64%	[5,6]	1.61%	[6]	1.43%	[5,6]
Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(0.85)%	[5]	(0.85)%		(2.78)%	[5]
After fees waived and expenses absorbed	(0.39)%	[5]	(0.21)%		(0.63)%	[5]

Portfolio turnover rate	13%	[4]	14%		5%	[4]

*	Commencement of operations.
[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor.  Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.
[6]
If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.27% for the six months ended May 31, 2017. For the prior periods, the ratios would have been lowered by 0.24% and 0.06%, respectively.

See accompanying Notes to Financial Statements.

ACR Multi-Strategy Quality Return (MQR) Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2017 (Unaudited)		For the Year Ended November 30, 2016		For the Period December 31, 2014* through November 30, 2015
Net asset value, beginning of period	$10.33		$9.85		$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.01)		-	[2]	(0.04)
Net realized and unrealized gain (loss) on investments, securities sold short
and foreign currency	0.42		0.48		(0.11)
Total from investment operations	0.41		0.48		(0.15)

Less Distributions:
From net realized gain	(0.16)		-	[2]	-
Total distributions	(0.16)		-		-

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$10.58		$10.33		$9.85

Total return[3]	4.00%	[4]	4.89%		(1.50)%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$61,056		$49,574		$17,769

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	1.89%	[5,6]	2.05%	[6]	3.36%	[5,6]
After fees waived and expenses absorbed	1.43%	[5,6]	1.41%	[6]	1.21%	[5,6]
Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(0.64)%	[5]	(0.65)%		(2.56)%	[5]
After fees waived and expenses absorbed	(0.18)%	[5]	(0.01)%		(0.41)%	[5]

Portfolio turnover rate	13%	[4]	14%		5%	[4]

*	Commencement of operations.
[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.
[6]
If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.27% for the six months ended May 31, 2017. For the prior periods, the ratios would have been lowered by 0.24% and 0.06%, respectively.

See accompanying Notes to Financial Statements.

ACR International Quality Return (IQR) Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period December 30, 2016* through May 31, 2017 (Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income[1]	0.01
Net realized and unrealized income on investments and foreign currency	0.59
Total from investment operations	0.60

Net asset value, end of period	$10.60

Total return[2]	6.00%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$5

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	5.47%	[4]
After fees waived and expenses absorbed	1.35%	[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(3.79)%	[4]
After fees waived and expenses absorbed	0.33%	[4]

Portfolio turnover rate	4%	[3]

*	Commencement of operations.
[1]	Based on average daily shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor.  Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

ACR International Quality Return (IQR) Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period December 30, 2016* through May 31, 2017 (Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income[1]	0.02
Net realized and unrealized income on investments and foreign currency	0.58
Total from investment operations	0.60

Redemption fee proceeds[1]	-	[2]

Net asset value, end of period	$10.60

Total return[3]	6.00%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$10,113

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	5.28%	[5]
After fees waived and expenses absorbed	1.16%	[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(3.60)%	[5]
After fees waived and expenses absorbed	0.52%	[5]

Portfolio turnover rate	4%	[4]

*	Commencement of operations.
[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

ACR Funds
NOTES TO FINANCIAL STATEMENTS
May 31, 2017 (Unaudited)

Note 1 – Organization
ACR Multi-Strategy Quality Return (MQR) Fund and ACR International Quality Return (IQR) Fund (each a “Fund” and collectively the ‘‘Funds’’) are organized as a non-diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The ACR Multi-Strategy Quality Return (MQR) Fund seeks to preserve capital from permanent loss during periods of economic decline, and to provide above average absolute and relative returns in the long run. The Fund commenced investment operations on December 31, 2014, with two classes of shares, Class A and Class I.

The ACR International Quality Return (IQR) Fund seeks to protect capital from impairment while providing a return above both the Fund’s cost of capital and above the Fund’s benchmark over a full market cycle. The Fund commenced investment operations on December 30, 2016, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Funds and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Options are valued at the mean between the last available bid and asked prices used. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

ACR Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2017 (Unaudited)

(b) Short Sales
Short sales are transactions under which the Funds sell a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(c) Short-Term Investments
Each Fund invests a significant amount (45.9% and 51.7% as of May 31, 2017) in the Federated Treasury Obligations Fund (“TOIXX”). TOIXX invests exclusively in a portfolio of short-term U.S. Treasury securities, as well as repurchase agreements collateralized fully by U.S. Treasury securities. Each Fund may also hold cash.

TOIXX files complete Semi-Annual and Annual Reports with the U.S. Securities and Exchange Commission for semi-annual and annual periods of each fiscal year on Form N-CSR. The Forms N-CSR are available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The net expense ratio per January 31, 2017 Semi-Annual report of Federated Treasury Obligations Fund was 0.20%.

(d) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The ACR International Quality Return (IQR) Fund incurred offering costs of approximately $18,036, which are being amortized over a one-year period from December 30, 2016 (commencement of operations).

(e) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

ACR Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2017 (Unaudited)

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open year ended November 30, 2016 and as of and during the periods ended May 31, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders
The Funds will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income expense and gain (loss) items for financial statement and tax purposes.

(g) Use of Estimates
The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

ACR Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2017 (Unaudited)

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Alpine Investment Management LLC, dba ACR Alpine Capital Research (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fee and/or pay for operating expenses (excluding any taxes, leverage interest, acquired fund fees and expenses (as determined in accordance with Form N-1A), dividend and interest expense on short sales, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund. This agreement is in effect until March 31, 2018 for the Funds, and it may be terminated before that date only by the Trust’s Board of Trustees. The table below contains the expense cap by Fund and by Class.

		Total Limit on Annual	Total Limit on Annual
	Investment	Operating Expenses	Operating Expenses
	Advisory Fees	Class A Shares†	Class I Shares†
ACR Multi-Strategy Quality Return (MQR) Fund	1.00%	1.40%	1.25%
ACR International Quality Return (IQR) Fund	1.00%	1.40%	1.25%

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

For the periods ended May 31, 2017, the Advisor waived a portion of its fees and absorbed other expenses totaling $137,732 for the ACR Multi-Strategy Quality Return (MQR) Fund and $124,192 for the ACR International Quality Return (IQR) Fund, respectively. The Advisor may recover from the Funds fees and/or expenses previously waived and/or absorbed, if the Funds’ expense ratio, including the recovered expenses, falls below the expense at which they were waived. The Advisor is permitted to seek reimbursement from the Funds for a period ending three full fiscal years following the fiscal year in which such reimbursements occurred, provided that the reimbursement does not exceed the lesser of (a) the limitation on Fund expenses in effect at the time of the relevant reduction in advisory fees or payment of the Funds’ expenses, or (b) the limitation on Fund expenses at the time of the request. At May 31, 2017, the amount of these potentially recoverable expenses were $661,161 and $124,192, respectively. The Advisor may recapture all or a portion of this amount no later than November 30 of the years stated below:

	ACR Multi-Strategy Quality Return (MQR) Fund	ACR International Quality Return (IQR) Fund
2018	$265,501	$-
2019	257,928	-
2020	137,732	124,192
Total	$661,161	$124,192

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the periods ended May 31, 2017, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

ACR Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2017 (Unaudited)

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the periods ended May 31, 2017, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes
At May 31, 2017, gross unrealized appreciation and depreciation on investments based on cost for federal income tax purposes were as follows:

	ACR Multi-Strategy Quality Return (MQR) Fund	ACR International Quality Return (IQR) Fund
Cost of investments	$61,993,150	$9,749,129

Gross unrealized appreciation	$5,686,501	$438,900
Gross unrealized depreciation	(1,711,679)	(115,306)

Net unrealized appreciation on investments	$3,974,822	$323,594

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of November 30, 2016, the components of accumulated earnings (deficit) on a tax basis were as follows:

ACR Multi-Strategy Quality Return (MQR) Fund
Undistributed ordinary income	$552,017
Undistributed long-term capital gains	254,158
Accumulated earnings	806,175

Accumulated capital and other losses	-
Unrealized appreciation on investments	2,545,135
Unrealized depreciation on securities sold short	(935,928)
Unrealized depreciation on foreign currency translations	(2,483)
Total accumulated earnings	$2,412,899

The tax character of distributions paid during the fiscal year ended November 30, 2016 and November 30, 2015, respectively, was as follows:

	ACR Multi-Strategy Quality Return (MQR) Fund
Distribution paid from:	2016	2015
Ordinary income	$3,109	$-
Net long-term capital gains	-	-
Total taxable distributions	$3,109	$-

ACR Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2017 (Unaudited)

Note 5 – Redemption Fee
The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended May 31, 2017 and for the year ended November 30, 2016, the ACR Multi-Strategy Quality Return (MQR) Fund received $2,600 and $5,115, respectively, in redemption fees. For the period December 30, 2016 (commencement of operations) through May 31, 2017, the ACR International Quality Return (IQR) Fund received $17 in redemption fees.

Note 6 – Investment Transactions
For the periods ended May 31, 2017, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
ACR Multi-Strategy Quality Return (MQR) Fund	$9,515,053	$4,942,310
ACR International Quality Return (IQR) Fund	4,618,014	124,083

Note 7 – Distribution Plan
The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Funds to pay distribution fees for the sale and distribution of its shares. With respect to Class A shares, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets. Class I shares do not pay any distribution fees.

For the periods ended May 31, 2017, distribution fees incurred are disclosed on the Statements of Operations.

Note 8 – Shareholder Servicing Plan
The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.05% of average daily net assets of Class A shares and 0.15% of average daily net assets of Class I shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the periods ended May 31, 2017, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 9 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

ACR Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2017 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of May 31, 2017, in valuing the Funds’ assets carried at fair value:

ACR Multi-Strategy Quality Return (MQR) Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks*	$35,272,028	$-	$-	$35,272,028
Corporate Bond	-	994,421	-	994,421
Short-Term Investments	29,701,523	-	-	29,701,523
Total Assets	$64,973,551	$994,421	$-	$65,967,972

Liabilities
Securities Sold Short
Common Stocks*	$556,378	$-	$-	$556,378
Exchange-Traded Funds	4,822,595	-	-	4,822,595
Total Liabilities	$5,378,973	$-	$-	$5,378,973

ACR Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2017 (Unaudited)

ACR International Quality Return (IQR) Fund	Level 1	Level 2**	Level 3**	Total
Assets
Investments
Common Stocks*	$4,842,001	$-	$-	$4,842,001
Short-Term Investments	5,230,722	-	-	5,230,722
Total Assets	$10,072,723	$-	$-	$10,072,723

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Note 11 – Derivative and Hedging Disclosure
Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows. The Funds did not hold any securities requiring disclosure.

Note 12 - Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures
Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures requires an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 13 - Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)
Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) removes the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share ("NAV") practical expedient, as well as removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 14 – New Accounting Pronouncement
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

ACR Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2017 (Unaudited)

Note 15 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

ACR International Quality Return (IQR) Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement
At an in-person meeting held on October 18-19, 2016, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Alpine Investment Management, LLC (the “Investment Advisor”) with respect to the ACR International Quality Return (IQR) Fund series of the Trust (the “Fund”) for an initial two-year term. In approving the Advisory Agreement, the Board, including the Independent Trustees, determined that such approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included the following information:

•	information about the organization and financial condition of the Investment Advisor;
•	information regarding the background and experience of relevant personnel who would be providing services to the Fund and their compensation structure;
•	information about the Investment Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading;
•	the estimated profitability of the Investment Advisor’s overall relationship with the Fund; and
•
a report prepared by Morningstar, Inc. (“Morningstar”) comparing the proposed advisory fee and estimated total expenses of the Fund to those of a group of comparable funds selected by Morningstar (the “Peer Group”) from its Foreign Large Blend fund universe (the “Fund Universe”).

The Board also received a memorandum from the independent legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
The Trustees observed that the Investment Advisor had not previously managed assets using the investment strategies of the Fund, but noted that the performance of the ACR Multi-Strategy Quality Return (MQR) Fund (the “MQR Fund”), the other series of the Trust managed by the Investment Advisor, was strong for a recent one-year period. The Trustees also considered the qualifications, experience, and responsibilities of the personnel of the Investment Advisor who would be involved in the activities of the Fund. In addition, the Trustees considered the overall quality of the organization and operations, and the compliance structure of the Investment Advisor, noting their familiarity with the Investment Advisor as investment advisor to the MQR Fund.

ACR International Quality Return (IQR) Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Investment Advisor would have the capabilities, resources, and personnel necessary to manage the Fund, and that the Investment Advisor would provide the Fund with a reasonable potential for good investment results.

Advisory Fee and Expense Ratio
In reviewing the Fund’s proposed advisory fee, the Trustees observed, among other things, that the annual advisory fee proposed to be paid by the Fund (gross of fee waivers) of 1.00% was higher than the Peer Group median and the Fund Universe median fee by 0.10% and 0.25%, respectively. The Trustees noted, however, that the advisory fees of the two funds in the Peer Group considered by the Investment Advisor to be most similar to the Fund in terms of strategy were 1.00% and 0.90%. The Trustees also noted that the proposed advisory fee for the Fund was the same as the advisory fee for the MQR Fund, and considered the Investment Advisor’s assertion that the proposed advisory fee was similar to the advisory fee offered by the Investment Advisor to its institutional clients and is equivalent to the fees the Investment Advisor charges to manage its limited partnership products.

With respect to the Fund’s total expenses, the Board observed that the proposed annual total expenses (net of fee waivers) of 1.25% were higher than the Peer Group median and the Fund Universe median by 0.25% and 0.35%, respectively. The Board noted that the total expenses of the two funds in the Peer Group considered by the Investment Advisor to be most similar to the Fund were 1.26% and 1.00%. The Trustees also noted that the estimated assets of the Fund in its first year of operations were significantly lower than the average net assets of funds in the Peer Group and Fund Universe.

The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the Advisory Agreement would be fair and reasonable in light of the services proposed to be provided by the Investment Advisor to the Fund.

Profitability and Economies of Scale
The Board also reviewed the estimated profitability to the Investment Advisor of its relationship with the Fund in its first year of operations taking into account estimated assets of $25 million. The Board noted that the Investment Advisor anticipated waiving its entire advisory fee in addition to subsidizing a portion of the Fund’s operating expenses and did not anticipate realizing any profits with respect to the Fund for the year. The Board also noted that the potential benefits received by the Investment Advisor as a result of its relationship with the Fund (other than receipt of its advisory fee) would include any research made available to the Investment Advisor by broker-dealers providing execution services to the Fund, beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Board also noted that although the Advisory Agreement did not provide for fee breakpoints, the Fund’s asset levels would likely be too low to achieve significant economies of scale during the initial startup period. The Board considered the Investment Advisor’s representation that it would consider implementing fee breakpoints in the future as the Fund’s assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved the Advisory Agreement.

ACR Funds
EXPENSE EXAMPLES
For the Periods Ended May 31, 2017 (Unaudited)

Expense Examples
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments on certain classes, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A shares only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Actual Performance example for ACR Multi-Strategy Quality Return (MQR) Fund is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2016 to May 31, 2017.

The Actual Performance example for ACR International Quality Return (IQR) Fund is based on an investment of $1,000 invested at the beginning of the period and held for the entire since inception period from December 30, 2016 (commencement of operations) to May 31, 2017.

The Hypothetical (5% annual return before expenses) example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from December 1, 2016 to May 31, 2017.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ACR Funds
EXPENSE EXAMPLES – Continued
For the Periods Ended May 31, 2017 (Unaudited)

ACR Multi-Strategy Quality Return (MQR) Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		12/1/16	5/31/17	12/1/16 – 5/31/17
Class A	Actual Performance	$ 1,000.00	$ 1,038.10	$ 8.33
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.75	8.25
Class I	Actual Performance	1,000.00	1,040.00	7.28
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.79	7.20

*
Expenses are equal to the Fund’s annualized expense ratios of 1.64% and 1.43% for the Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 182/365 for Class A shares and Class I shares. The expense ratios reflect an expense waiver. Assume all dividends and distributions were reinvested.

ACR International Quality Return (IQR) Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period
		12/30/16*	5/31/17	12/30/16* – 5/31/17
Class A	Actual Performance**	$1,000.00	$1,060.00	$5.83
Class I	Actual Performance**	1,000.00	1,060.00	5.00
		12/1/16	5/31/17	12/1/16 – 5/31/17
Class A	Hypothetical (5% annual return before expenses)^	$1,000.00	$1,018.19	$6.80
Class I	Hypothetical (5% annual return before expenses)^	1,000.00	1,019.16	5.83

*	Commencement of operations.
**
Expenses are equal to the Fund’s annualized expense ratios of 1.35% and 1.16% for the Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 153/365 (to reflect the since inception period) for Class A shares and Class I shares. The expense ratios reflect an expense waiver. Assume all dividends and distributions were reinvested.

^
Expenses are equal to the Fund’s annualized expense ratios of 1.35% and 1.16% for Class A and Class I, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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ACR Funds
Each a series of Investment Managers Series Trust II

Investment Advisor
ACR Alpine Capital Research, LLC
8000 Maryland Avenue, Suite 700
Saint Louis, Missouri 63105

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
ACR Multi-Strategy Quality Return (MQR) Fund – Class A	MQRAX	46141T 703
ACR Multi-Strategy Quality Return (MQR) Fund – Class I	MQRIX	46141T 802
ACR International Quality Return (IQR) Fund – Class A	IQRAX	46141T 661
ACR International Quality Return (IQR) Fund – Class I	IQRIX	46141T 653

Privacy Principles of the ACR Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the ACR Funds for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (855) 955-9552 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Funds at (855) 955-9552 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC website at  www.sec.gov or by calling the Funds at (855) 955-9552.  The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding Mailings
To reduce expenses, the Trust may mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (855) 955-9552 (or contact your financial institution). The Trust will begin sending you individual copies thirty days after receiving your request.

ACR Funds
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (855) 955-9552

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President

Date	8/7/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President

Date	8/7/2017

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	8/7/2017